Goodwill and Intangible Assets (Estimated Aggregate Amortization Expense in Respect of Intangible Assets) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Finite-Lived Intangible Assets [Line Items]
2018	¥ 9,465
2019	9,243
2020	8,940
2021	8,232
2022	¥ 7,699